IOWA PUBLIC AGENCY INVESTMENT TRUST


                            INTERIM FINANCIAL REPORT
                               DECEMBER 31, 1998






                                SPONSORED BY THE

                    IOWA ASSOCIATION OF MUNICIPAL UTILITIES
                       IOWA STATE ASSOCIATION OF COUNTIES
                             IOWA LEAGUE OF CITIES

TRUSTEES' REPORT

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1998. During 1998, market rates for short-term securities were relatively constant for the first half of the year. Market rates declined in the second half of the year as the Federal Reserve Board cut overnight rates on three separate occasions, for a total of 0.75 percent. IPAIT maintained a consistent focus upon its three complementary investment objectives; protection of invested participant funds, maintaining the necessary degree of liquidity to accommodate participant needs and providing participants with an excellent market rate of return.

Participation in IPAIT's investment programs continues to grow and serve additional participants. As of December 31, 1998, a total of 161 cities, 84 counties, 73 municipal utilities and 33 28E organizations were authorized to invest in IPAIT. During the semi-annual period, total assets invested within the liquid funds ranged from a low of $227,812,297 to a high of $308,002,416. When fixed term securities are included, the respective figures range from a low of $365,834,458 to a high of $493,566,694. Average total funds invested in 1998 for all investment alternatives exceeded average total funds for much of the year, reaching an all-time high of $493,566,694 on October 21, 1998.

The Board of Trustees is very pleased with the success of the IPAIT cash management program and would welcome any comments or suggestions that you might have. Our goal is to provide a cash management program that is always responsive to its member's needs.


Respectfully,



Robert Hagey, Chair
Board of Trustees

MANAGEMENT DISCUSSION

During the first half of fiscal year 1998-99, short-term interest rates declined. The Federal Reserve lowered the Federal Funds rate three times to stabilize financial markets. Investors had become extremely risk averse as financial turmoil that began in Southeast Asia spread to Russia and Latin America.

The domestic economic growth continues to be strong, led by consumer and construction spending. The global economic environment has begun to stabilize, but remains questionable in certain regions. This combination of factors will likely cause the Federal Reserve to leave interest rates unchanged for the next several months.

The rate on the IPAIT Diversified Fund declined from 5.12 percent to 4.53 percent during the period. The Fund, however, consistently provided a rate more than 0.20 percent above the IBC Index of national money market funds.

The average maturity of the Fund was extended to 76 days during the period, primarily by investing a portion of the portfolio in six to twelve month Certificates of Deposit offered by Iowa financial institutions at rates above
5.00 percent.

The IPAIT program continues to emphasize three elements: safety, liquidity, and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                  Yield at
 Par                                                               Time of                           Amortized
 Value            Description                                     Purchase       Due Date               Cost
 -----            -----------                                     --------       --------               ----
DISCOUNTED GOVERNMENT SECURITIES -- 27.25%
 $4,000,000  Fed. Home Loan Mtge Corp.-Disc. Note                   5.01%        01/28/99            $3,985,360
  7,500,000  Fed. Home Loan Mtge Corp.-Disc. Note                   4.96%        02/01/99             7,468,806
  7,500,000  Fed. Home Loan Bank-Disc. Note                         4.96%        02/16/99             7,453,808
  7,500,000  Fed. Home Loan Mtge Corp.-Disc. Note                   5.07%        02/25/99             7,443,625
  8,584,000  Federal National Mtge. Assoc.-Disc. Note               5.05%        03/15/99             8,498,534
  5,000,000  Fed. Home Loan Bank-Disc. Note                         4.87%        04/30/99             4,922,485
  5,000,000  Federal National Mtge. Assoc.-Disc. Note               5.04%        05/06/99             4,915,625
  3,000,000  Federal National Mtge. Assoc.-Disc. Note               4.89%        06/11/99             2,936,942
  5,000,000  Federal National Mtge. Assoc.-Disc. Note               4.92%        06/18/99             4,889,634
                                                                                                   ------------
             TOTAL (cost -- $52,514,819)                                                            $52,514,819
                                                                                                   ------------

COUPON SECURITIES -- 28.19%
 $2,000,000  Federal National Mtge. Assoc., 5.12%                   5.28%        01/22/99            $1,999,720
  1,000,000  Student Loan Marketing Assoc., 7.723%                  5.76%        01/25/99             1,001,244
  5,000,000  Student Loan Marketing Assoc., Variable Rate           5.57%        02/08/99             4,999,092
  5,000,000  Student Loan Marketing Assoc., Variable Rate           5.28%        02/18/99             4,997,057
  5,000,000  Student Loan Marketing Assoc., Variable Rate           5.62%        02/22/99             4,998,753
  1,750,000  Federal National Mtge. Assoc., 6.61%                   5.10%        03/24/99             1,755,676
  2,400,000  Federal Home Loan Bank, 5.65%                          5.06%        04/09/99             2,403,702
  7,500,000  Student Loan Marketing Assoc., Variable Rate           5.58%        04/16/99             7,498,943
  5,000,000  Student Loan Marketing Assoc., Variable Rate           5.06%        04/16/99             4,997,867
  5,000,000  Federal National Mtge. Assoc., 6.19%                   4.96%        06/07/99             5,025,669
  5,000,000  Federal National Mtge. Assoc., 6.45%                   5.07%        07/01/99             5,033,103
  1,000,000  Federal National Mtge. Assoc., 6.07%                   5.04%        07/01/99             1,004,935
  2,500,000  Fed. Home Loan Mtge Corp., 5.544%                      4.88%        08/13/99             2,509,745
  1,100,000  Federal National Mtge. Assoc., 5.73%                   4.91%        10/14/99             1,106,799
  5,000,000  Federal Home Loan Bank, 5.025%                         5.03%        11/05/99             5,000,000
                                                                                                   ------------
             TOTAL (cost -- $54,332,305)                                                            $54,332,305
                                                                                                   ------------

CERTIFICATES OF DEPOSIT -- 21.64%
   $500,000  Maquoketa State Bank, Maquoketa                        5.30%        01/11/99              $500,000
    250,000  Farmers State Bank, Hawarden                           5.30%        01/12/99               250,000
    500,000  Farmers State Bank, Hawarden                           5.25%        01/15/99               500,000
    150,000  Community Bank, Preston                                5.80%        01/19/99               150,000
    500,000  Mid-Iowa Savings Bank, Newton                          5.10%        01/19/99               500,000
    500,000  American Bank, LeMars                                  5.80%        01/20/99               500,000
    500,000  American Bank, Sioux Center                            5.80%        01/20/99               500,000
    250,000  Cherokee State Bank, Cherokee                          4.90%        01/20/99               250,000
    400,000  DeWitt Bank & Trust, DeWitt                            5.80%        01/25/99               400,000
  5,000,000  NationsBank, Des Moines                                4.90%        01/26/99             5,000,000
  1,000,000  Ottumwa Savings Bank, Ottumwa                          4.88%        02/04/99             1,000,000
    400,000  DeWitt Bank & Trust, DeWitt                            5.80%        02/08/99               400,000
    500,000  Citizens Bank, Sac City                                5.80%        02/17/99               500,000
    250,000  Ft. Madison Bank & Trust, Ft. Madison                  5.87%        02/18/99               250,000
    500,000  Northwestern State Bank, Orange City                   5.80%        02/22/99               500,000
    500,000  First State Bank, Nora Springs                         5.80%        02/24/99               500,000
    500,000  Union State Bank, Winterset                            6.00%        02/26/99               500,000
  2,000,000  DeWitt Bank & Trust, DeWitt                            5.25%        02/26/99             2,000,000
    500,000  First Bank & Trust, Rock Rapids                        5.90%        03/04/99               500,000
    250,000  Ackley State Bank, Ackley                              6.00%        03/09/99               250,000
  5,000,000  Magna Bank, Waterloo                                   6.05%        03/19/99             5,000,000
  1,000,000  St. Ansgar State Bank, St. Ansgar                      5.30%        04/12/99             1,000,000
  1,000,000  American Bank, LeMars                                  6.00%        04/14/99             1,000,000
    400,000  Exchange Bank, Collins                                 6.00%        04/15/99               400,000
    300,000  Community Bank, Miles                                  5.10%        04/16/99               300,000
    150,000  Community Bank, Preston                                5.10%        04/16/99               150,000
    500,000  Tama State Bank, Tama                                  4.90%        04/20/99               500,000
    250,000  United Bank of Iowa, Ida Grove                         5.00%        04/21/99               250,000
    200,000  Security Savings Bank, Gowrie                          4.90%        04/21/99               200,000
    200,000  Maxwell State Bank, Maxwell                            6.00%        04/22/99               200,000
  1,000,000  Community First State Bank, Decorah                    5.00%        04/26/99             1,000,000
    500,000  American Bank, LeMars                                  6.00%        04/30/99               500,000
  5,000,000  Magna Bank, Waterloo                                   5.99%        06/16/99             5,000,000
  1,000,000  Peoples State Bank, Elma                               5.13%        06/21/99             1,000,000
    250,000  Citizens Bank, Sac City                                5.13%        06/21/99               250,000
    250,000  Citizens Bank, Sac City                                6.00%        07/06/99               250,000
  2,500,000  First National Bank, Ames                              4.90%        07/19/99             2,500,000
    250,000  Ft. Madison Bank & Trust, Ft. Madison                  6.00%        08/23/99               250,000
    300,000  State Savings Bank, Baxter                             6.00%        09/10/99               300,000
    500,000  First American State Bank, Ames                        5.80%        09/20/99               500,000
    400,000  Exchange Bank, Collins                                 5.40%        10/13/99               400,000
  2,000,000  First State Bank, Conrad                               5.30%        10/14/99             2,000,000
  1,000,000  DeWitt Bank & Trust, DeWitt                            5.29%        10/22/99             1,000,000
    250,000  Hardin County Savings Bank, Eldora                     5.00%        10/22/99               250,000
  1,000,000  Union State Bank, Winterset                            5.40%        10/22/99             1,000,000
    250,000  State Savings Bank, Baxter                             5.35%        10/25/99               250,000
    300,000  First State Bank, Ida Grove                            5.13%        11/30/99               300,000
  1,000,000  St. Ansgar State Bank, St. Ansgar                      5.13%        12/10/99             1,000,000
                                                                                                   ------------
             TOTAL (cost -- $41,700,000)                                                            $41,700,000
                                                                                                   ------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 22.53%
$21,712,000  Merrill Lynch, Repurchase Agreement                    5.00%        01/04/99           $21,712,000
 21,712,000  Warburg, Repurchase Agreement                          4.70%        01/04/99            21,712,000
                                                                                                   ------------
             TOTAL (cost -- $43,424,000)                                                            $43,424,000
                                                                                                   ------------

TOTAL INVESTMENTS -- 99.61% (cost -- $191,971,124)                                                 $191,971,124

EXCESS OF OTHER  ASSETS  OVER TOTAL  LIABILITIES  -- .39%
             (Includes $53,306 payable to IMG and $750,235
             dividends payable to unitholders)                                                         $740,897
                                                                                                   ------------

NET ASSETS -- 100%
             Applicable to 192,712,021 outstanding units                                           $192,712,021
                                                                                                   ============

NET ASSET VALUE:                                                                                          $1.00
             Offering and redemption price per unit ($192,712,021                                  ============
             divided by 192,712,021 units outstanding)

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                  Yield at
 Par                                                               Time of                           Amortized
 Value            Description                                     Purchase       Due Date               Cost
 -----            -----------                                     --------       --------               ----
COUPON SECURITIES -- 6.22%
 $2,000,000  U.S. Treasury Notes, 5.875%                            5.55%        02/28/99            $2,000,971
  2,500,000  U.S. Treasury Notes, 6.375%                            4.72%        07/15/99             2,521,423
                                                                                                   ------------
             TOTAL (cost -- $4,522,394)                                                              $4,522,394
                                                                                                   ------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 94.04%
$68,396,000  Warburg, Repurchase Agreement                          4.70%        01/04/99           $68,396,000
                                                                                                   ------------
             TOTAL (cost -- $68,396,000)                                                            $68,396,000
                                                                                                   ------------

TOTAL INVESTMENTS -- 100.26% (cost -- $72,918,394)                                                  $72,918,394

EXCESS OF TOTAL  LIABILITIES  OVER OTHER ASSETS -- (.26%)
             (Includes $21,237 payable to IMG and $273,866
             dividends payable to unitholders)                                                        ($188,042)
                                                                                                   ------------

NET ASSETS -- 100%
             Applicable to 72,730,352 outstanding units                                             $72,730,352
                                                                                                   ============

NET ASSET VALUE:                                                                                          $1.00
             Offering and redemption price per unit ($72,730,352                                   ============
             divided by 72,730,352 units outstanding)


IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 1, 1998 TO DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                            DIVERSIFIED      DIRECT GOVERNMENT
                                             PORTFOLIO     OBLIGATION PORTFOLIO
                                           ------------    ---------------------
INVESTMENT INCOME:
   Interest                                  $4,983,267              $2,100,950
                                           ============    =====================

EXPENSES:
   Investment advisory, administrative,
      and program support fees                  299,475                 131,692
   Custody and bank trust services fees         115,552                  49,884
   Distribution fees                             93,143                  39,906
   Other fees and expenses                       23,286                   9,976
                                           ------------    ---------------------

Total Expenses                                  531,456                 231,458
                                           ------------    ---------------------

NET INVESTMENT INCOME                        $4,451,811              $1,869,492
                                           ============    =====================

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 1, 1998 TO DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                            DIVERSIFIED     DIRECT GOVERNMENT
                                             PORTFOLIO     OBLIGATION PORTFOLIO
                                           ------------    ---------------------
From Investment Activities:
   Net investment income
   distributed to unitholders                $4,451,811              $1,869,492
                                           ============    =====================

From Unit Transactions:
   (at constant net asset value of $1
   per unit)
   Units sold                              $487,942,848              $5,998,606
   Units issued in reinvestment
      of dividends from net
      investment income                       4,451,811               1,869,492
   Units redeemed                          (476,701,352)            (18,002,779)
                                           ------------    ---------------------
   Net increase (decrease) in net assets
      derived from unit transactions         15,693,307             (10,134,681)

Net assets at beginning of period           177,018,714              82,865,033
                                           ------------    ---------------------

Net assets at end of period                $192,712,021             $72,730,352
                                           ============    =====================

SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD*
--------------------------------------------------------------------------------


                           1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                        ------------------------------------------------------------------------------------------------------------
IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
Net Asset Value,
Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Net Investment Income       .048       .051       .049       .053       .043       .027       .033       .052       .073       .080
Dividends Distributed      (.048)     (.051)     (.049)     (.053)     (.043)     (.027)     (.033)     (.052)     (.073)     (.080)

                        ------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                        ============================================================================================================

Total Return               4.81%      5.11%      4.87%      5.30%      4.33%      2.66%      3.29%      5.24%      7.30%      7.96%

Ratio of Expenses
to Average Net Assets      0.57%      0.57%      0.57%      0.57%      0.58%      0.57%      0.58%      0.66%      0.67%      0.67%

Ratio of Net Income to
Average Net Assets         4.81%      5.11%      4.87%      5.30%      4.33%      2.66%      3.29%      5.24%      7.30%      7.96%

Net Assets,
End of Period
(000 Omitted)           $192,712   $161,914   $214,444   $187,247   $163,845   $181,420   $183,291   $191,626   $177,410   $136,074


*For the six month period ending December 31, annualized.

See Notes to Financial Statements.

SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD*
--------------------------------------------------------------------------------


                           1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                        ------------------------------------------------------------------------------------------------------------
IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
Beginning of Period     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Net Investment Income       .047       .050       .048       .052       .043       .026       .030       .049       .073       .080
Dividends Distributed      (.047)     (.050)     (.048)     (.052)     (.043)     (.026)     (.030)     (.049)     (.073)     (.080)

                        ------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period           $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                        ============================================================================================================

Total Return               4.68%      5.01%      4.81%      5.21%      4.25%      2.58%      3.00%      4.85%      7.35%      7.98%

Ratio of Expenses
to Average Net Assets      0.58%      0.58%      0.58%      0.58%      0.58%      0.58%      0.58%      0.67%      0.65%      0.65%

Ratio of Net Income to
Average Net Assets         4.68%      5.01%      4.81%      5.21%      4.25%      2.58%      3.00%      4.85%      7.35%      7.98%

Net Assets,
End of Period
(000 Omitted)           $ 72,730   $ 52,182   $ 55,091   $ 45,379   $ 28,013   $ 44,601   $ 12,861   $ 18,193   $ 11,109   $ 20,726


*For the six month period ending December 31, annualized.

See Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION
     Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated
     (FTA) Investment Program. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. The objective of the FTA Investment Program is to provide individual public agency ownership of investments in legally permissible individual securities that offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor and Administrator.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

     IPAIT is exposed to various risks in connection with operation of the Diversified and Direct Government Obligations Portfolios and adheres to policies that mitigate market risk in the portfolios and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

     INVESTMENTS IN SECURITIES
     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount that would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral directly or through an authorized custodian.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities or securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized with securities or letters of credit held by IPAIT's custodian in IPAIT's name, or by the Iowa multiple financial institution collateral pool in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

     In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 1998, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $44,302,653 and $69,765,300 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS
     IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

     INCOME TAXES
     IPAIT is exempt from federal and state income tax.

     FEES AND EXPENSES
     Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives 0.230 percent of the average daily net asset value up to $150 million, 0.185 percent from $150 to $300 million, and
     0.140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives 0.10 percent of the average daily net asset value up to $250 million for program support fees. For the period ended December 31, 1998 the Diversified Portfolio and the Direct Government Obligation Portfolio paid $299,475 and $131,692, respectively to IMG for services provided. For each of the portfolios, Norwest receives
     0.050 percent of $150 million, 0.045 percent from $150 to $300 million, and
     0.040 percent exceeding $300 million for custodial services. Norwest also receives 0.075 percent of the average daily net asset value for bank trust services. For the period ended December 31, 1998, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $115,552 and $49,884, respectively to Norwest for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of 0.10 percent of the daily net asset value of the portfolios. For the period ended December 31, 1998, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $49,263 and $36,880 respectively to the Iowa League of Cities, $12,512 and $3,026, respectively to the Iowa Association of Municipal Utilities. For the period ended December 31, 1998, the Diversified Portfolio paid $31,368 to the Iowa State Association of Counties. IPAIT is responsible for other expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $6,794,259,770 and $9,456,774,367 respectively for the period ended December 31, 1998. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $6,778,593,576 and $9,467,010,000 respectively for the period ended December 31, 1998.

                               BOARD OF TRUSTEES

ROBERT HAGEY, Treasurer                    JODY E. SMITH, Director of
   Sioux County, CHAIR                       Administrative Services
TOM HANAFAN, Mayor                           West Des Moines, TRUSTEE
   Council Bluffs,                         BOB HAUG, Executive Director
   VICE CHAIR                                 Iowa Association of
KEN ALBERTS, General Manager                  Municipal Utilities, EX-OFFICIO
   Cedar Falls Utilities,                     MEMBER AND  SECRETARY
   SECOND VICE CHAIR                       THOMAS BREDEWEG,
ROBERT RASMUSSEN, Mayor                       Executive Director
   Fairfield, TRUSTEE                         Iowa League of Cities,
JIM AHRENHOLTZ, Office Manager                EX-OFFICIO MEMBER AND
   Denison Municipal Utility,                 TREASURER
   TRUSTEE                                 WILLIAM PETERSON,
FLOYD MAGNUSSON, Supervisor                   Executive Director
   Webster County, TRUSTEE                    Iowa State Association
NORMAN KEHRBERG, Treasurer                    of Counties, EX-OFFICIO
   Plymouth County, TRUSTEE                   MEMBER AND ASSISTANT SECRETARY
PAUL OLDHAM, Office Manager
   Algona Municipal Utilities,
   TRUSTEE


                               SERVICE PROVIDERS

ADMINISTRATOR-INVESTMENT                  LEGAL COUNSEL:
ADVISOR:                                     Ahlers, Cooney, Dorweiler,
   Investors Management Group                Haynie, Smith & Allbee, P.C.
   2203 Grand Avenue                         100 Court Avenue
   Des Moines, IA  50312-5338                Des Moines, IA  50309

CUSTODIAN AND BANK TRUST                  INDEPENDENT AUDITORS:
SERVICES PROVIDER:                           KPMG Peat Marwick LLP
   Norwest Bank Iowa, N.A.                   2500 Ruan Center
   666 Walnut, P.O. Box 837                  Des Moines, IA  50309
   Des Moines, IA  50304




                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304
                        (800) 872-4024 or (515) 245-3245